Schedule of investments
Delaware High-Yield Opportunities Fund	October 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.14%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	768,000	$ 637,824
Total Convertible Bond (cost $667,307)		637,824

Corporate Bonds — 86.99%
Automotive — 2.52%
Allison Transmission 144A 5.875% 6/1/29 #	2,757,000	2,574,955
Ford Motor 4.75% 1/15/43	1,680,000	1,172,934
Ford Motor Credit
3.375% 11/13/25	1,405,000	1,277,180
4.125% 8/17/27	710,000	632,035
4.542% 8/1/26	1,960,000	1,808,453
5.584% 3/18/24	1,810,000	1,785,199

Goodyear Tire & Rubber 5.25% 7/15/31	2,935,000	2,490,641
		11,741,397
Banking — 1.05%
Barclays 6.125% 12/15/25 μ, ψ	3,255,000	2,827,781
Deutsche Bank 6.00% 10/30/25 μ, ψ	2,600,000	2,046,955
		4,874,736
Basic Industry — 5.76%
ATI
4.875% 10/1/29	625,000	526,331
5.125% 10/1/31	1,790,000	1,478,012

Cerdia Finanz 144A 10.50% 2/15/27 #	2,055,000	1,668,748
Chemours 144A 5.75% 11/15/28 #	3,225,000	2,748,490
Domtar 144A 6.75% 10/1/28 #	1,371,000	1,168,708
Eldorado Gold 144A 6.25% 9/1/29 #	2,905,000	2,354,532
First Quantum Minerals
144A 6.875% 10/15/27 #	2,095,000	1,951,885
144A 7.50% 4/1/25 #	3,120,000	3,030,175
FMG Resources August 2006
144A 5.875% 4/15/30 #	2,055,000	1,848,483
144A 6.125% 4/15/32 #	925,000	813,431

INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	3,400,000	2,881,075
Novelis
144A 3.875% 8/15/31 #	605,000	470,173
144A 4.75% 1/30/30 #	4,715,000	4,014,634

Vibrantz Technologies 144A 9.00% 2/15/30 #	2,813,000	1,860,007
		26,814,684
NQ-137 [10/22] 12/22 (2638406)    1

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods — 3.49%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	2,225,368	$ 1,602,132
Bombardier 144A 6.00% 2/15/28 #	1,313,000	1,171,032
Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	465,000	442,096
Granite US Holdings 144A 11.00% 10/1/27 #	1,680,000	1,573,286
Madison IAQ 144A 5.875% 6/30/29 #	2,940,000	2,022,029
Sealed Air 144A 5.00% 4/15/29 #	1,350,000	1,233,326
Terex 144A 5.00% 5/15/29 #	3,760,000	3,362,982
TK Elevator Holdco 144A 7.625% 7/15/28 #	1,434,000	1,187,352
TransDigm 4.625% 1/15/29	4,270,000	3,642,951
		16,237,186
Consumer Goods — 1.14%
JBS USA LUX 144A 5.50% 1/15/30 #	3,070,000	2,805,607
Pilgrim's Pride 144A 4.25% 4/15/31 #	2,920,000	2,438,452
Scotts Miracle-Gro 4.00% 4/1/31	100,000	76,750
		5,320,809
Energy — 13.14%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	3,170,000	2,786,034
144A 7.00% 11/1/26 #	1,490,000	1,470,295
Callon Petroleum
144A 7.50% 6/15/30 #	1,225,000	1,165,636
144A 8.00% 8/1/28 #	1,770,000	1,767,823

CNX Midstream Partners 144A 4.75% 4/15/30 #	1,515,000	1,248,269
CNX Resources 144A 6.00% 1/15/29 #	3,430,000	3,206,604
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	482,000	454,505
144A 6.00% 2/1/29 #	3,468,000	3,250,869

EQM Midstream Partners 144A 4.75% 1/15/31 #	6,585,000	5,518,856
Genesis Energy
7.75% 2/1/28	3,170,000	3,031,138
8.00% 1/15/27	5,005,000	4,856,201
Hilcorp Energy I
144A 6.00% 4/15/30 #	3,235,000	2,933,608
144A 6.00% 2/1/31 #	395,000	359,916
144A 6.25% 4/15/32 #	1,552,000	1,425,512

Murphy Oil 6.375% 7/15/28	5,120,000	5,016,412
NuStar Logistics
6.00% 6/1/26	2,430,000	2,360,198
6.375% 10/1/30	3,568,000	3,314,743
2    NQ-137 [10/22] 12/22 (2638406)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
4.20% 3/15/48	160,000	$ 127,244
4.40% 4/15/46	625,000	509,833
4.40% 8/15/49	1,240,000	1,003,602
4.50% 7/15/44	640,000	529,455
6.45% 9/15/36	1,525,000	1,515,225
6.60% 3/15/46	1,180,000	1,164,070
6.625% 9/1/30	1,095,000	1,140,848

PDC Energy 5.75% 5/15/26	3,794,000	3,641,899
Southwestern Energy
5.375% 2/1/29	470,000	438,987
5.375% 3/15/30	3,940,000	3,649,819
USA Compression Partners
6.875% 4/1/26	415,000	398,925
6.875% 9/1/27	1,185,000	1,134,525

Weatherford International 144A 8.625% 4/30/30 #	1,830,000	1,728,545
		61,149,596
Financial Services — 4.77%
AerCap Holdings 5.875% 10/10/79 μ	4,528,000	4,080,452
Air Lease 4.65% 6/15/26 μ, ψ	2,995,000	2,503,524
Ally Financial 8.00% 11/1/31	2,160,000	2,218,125
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,565,000	3,851,484
Credit Suisse Group 144A 9.75% 6/23/27 #, μ	2,980,000	2,838,829
Hightower Holding 144A 6.75% 4/15/29 #	1,930,000	1,574,142
Medline Borrower 144A 3.875% 4/1/29 #	2,485,000	2,034,345
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #	1,055,000	814,070
144A 6.50% 5/1/28 #	2,425,000	2,067,040

New Cotai 5.00% 2/2/27 <<	222,415	200,219
		22,182,230
Healthcare — 8.31%
1375209 BC 144A 9.00% 1/30/28 #	731,000	710,898
Avantor Funding 144A 3.875% 11/1/29 #	8,005,000	6,775,819
Bausch Health
144A 11.00% 9/30/28 #	1,300,000	1,007,500
144A 14.00% 10/15/30 #	260,000	150,150

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	3,185,000	2,646,416
CHS
144A 4.75% 2/15/31 #	3,000,000	2,014,095
144A 8.00% 3/15/26 #	1,715,000	1,482,523
NQ-137 [10/22] 12/22 (2638406)    3

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	1,030,000	$ 932,104
144A 6.50% 10/15/28 #	1,610,000	1,423,548

DaVita 144A 4.625% 6/1/30 #	2,710,000	2,117,242
Encompass Health
4.625% 4/1/31	925,000	764,540
4.75% 2/1/30	1,209,000	1,033,344

Hadrian Merger Sub 144A 8.50% 5/1/26 #	3,443,000	3,143,166
HCA
3.50% 9/1/30	105,000	87,130
5.875% 2/1/29	1,708,000	1,668,917
7.58% 9/15/25	820,000	849,345

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	2,915,000	2,484,646
Organon & Co. 144A 5.125% 4/30/31 #	4,140,000	3,522,933
Surgery Center Holdings 144A 10.00% 4/15/27 #	1,630,000	1,584,311
Tenet Healthcare
144A 4.375% 1/15/30 #	1,480,000	1,244,310
144A 6.125% 10/1/28 #	1,920,000	1,664,880
6.875% 11/15/31	1,586,000	1,348,338
		38,656,155
Insurance — 3.28%
GTCR AP Finance 144A 8.00% 5/15/27 #	1,072,000	1,022,896
HUB International 144A 5.625% 12/1/29 #	4,105,000	3,525,148
NFP
144A 6.875% 8/15/28 #	3,195,000	2,722,508
144A 7.50% 10/1/30 #	1,140,000	1,086,999

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	4,680,000	4,112,456
USI 144A 6.875% 5/1/25 #	2,879,000	2,798,630
		15,268,637
Leisure — 5.98%
Boyd Gaming
4.75% 12/1/27	3,470,000	3,205,725
144A 4.75% 6/15/31 #	1,530,000	1,294,563
Caesars Entertainment
144A 6.25% 7/1/25 #	1,950,000	1,905,632
144A 8.125% 7/1/27 #	1,650,000	1,607,521
Carnival
144A 5.75% 3/1/27 #	7,475,000	5,193,630
144A 6.00% 5/1/29 #	940,000	625,036
144A 7.625% 3/1/26 #	2,870,000	2,162,904
4    NQ-137 [10/22] 12/22 (2638406)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Royal Caribbean Cruises
144A 5.50% 8/31/26 #	290,000	$ 237,900
144A 5.50% 4/1/28 #	8,592,000	6,640,757

Scientific Games Holdings 144A 6.625% 3/1/30 #	2,880,000	2,482,633
Scientific Games International 144A 7.25% 11/15/29 #	2,525,000	2,444,263
		27,800,564
Media — 9.83%
AMC Networks 4.25% 2/15/29	2,675,000	2,071,908
Arches Buyer 144A 6.125% 12/1/28 #	2,905,000	2,244,112
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	3,195,000	2,304,394
CCO Holdings
144A 4.50% 8/15/30 #	6,390,000	5,196,859
4.50% 5/1/32	530,000	419,606
144A 5.375% 6/1/29 #	2,520,000	2,255,400

CMG Media 144A 8.875% 12/15/27 #	4,455,000	3,787,530
CSC Holdings
144A 4.625% 12/1/30 #	5,760,000	4,156,805
144A 5.00% 11/15/31 #	2,870,000	2,050,392
144A 5.75% 1/15/30 #	1,200,000	920,322

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	3,370,000	2,855,844
Directv Financing 144A 5.875% 8/15/27 #	4,210,000	3,799,336
DISH DBS 144A 5.75% 12/1/28 #	2,625,000	2,121,328
Gray Escrow II 144A 5.375% 11/15/31 #	3,850,000	3,094,976
Nexstar Media 144A 4.75% 11/1/28 #	2,315,000	2,037,061
Sirius XM Radio 144A 4.00% 7/15/28 #	5,780,000	4,978,240
VZ Secured Financing 144A 5.00% 1/15/32 #	1,825,000	1,457,618
		45,751,731
Real Estate — 0.33%
XHR 144A 4.875% 6/1/29 #	1,765,000	1,525,303
		1,525,303
Retail — 4.60%
Asbury Automotive Group
144A 4.625% 11/15/29 #	2,265,000	1,868,534
4.75% 3/1/30	1,990,000	1,633,507
Bath & Body Works
6.875% 11/1/35	2,105,000	1,772,526
6.95% 3/1/33	2,222,000	1,832,706
144A 9.375% 7/1/25 #	771,000	800,896

Bloomin' Brands 144A 5.125% 4/15/29 #	3,265,000	2,781,568
NQ-137 [10/22] 12/22 (2638406)    5

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)

CP Atlas Buyer 144A 7.00% 12/1/28 #	1,570,000	$ 1,132,684
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	3,861,000	3,493,659
Murphy Oil USA 144A 3.75% 2/15/31 #	3,000,000	2,504,063
PetSmart 144A 7.75% 2/15/29 #	3,810,000	3,585,629
		21,405,772
Services — 5.88%
ADT Security 144A 4.125% 8/1/29 #	4,445,000	3,822,700
Ahern Rentals 144A 7.375% 5/15/23 #	1,430,000	1,007,405
Clarivate Science Holdings 144A 4.875% 7/1/29 #	4,090,000	3,418,136
Gartner 144A 4.50% 7/1/28 #	2,620,000	2,433,312
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	1,890,992
144A 5.25% 7/15/30 #	3,145,000	2,718,264

NESCO Holdings II 144A 5.50% 4/15/29 #	2,780,000	2,443,439
PECF USS Intermediate Holding III 144A 8.00% 11/15/29 #	850,000	536,193
Prime Security Services Borrower 144A 5.75% 4/15/26 #	1,715,000	1,672,415
Sotheby's 144A 5.875% 6/1/29 #	2,935,000	2,457,433
United Rentals North America 5.25% 1/15/30	1,885,000	1,751,759
White Cap Buyer 144A 6.875% 10/15/28 #	3,733,000	3,172,677
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	22,000	18,624
		27,343,349
Technology & Electronics — 3.99%
AthenaHealth Group 144A 6.50% 2/15/30 #	2,795,000	2,185,047
Black Knight InfoServ 144A 3.625% 9/1/28 #	920,000	801,201
Entegris Escrow
144A 4.75% 4/15/29 #	1,331,000	1,177,940
144A 5.95% 6/15/30 #	3,630,000	3,321,214

Go Daddy Operating 144A 3.50% 3/1/29 #	3,205,000	2,666,320
NCR
144A 5.00% 10/1/28 #	1,370,000	1,154,464
144A 5.25% 10/1/30 #	2,835,000	2,293,983

Sensata Technologies 144A 4.00% 4/15/29 #	3,600,000	3,037,698
SS&C Technologies 144A 5.50% 9/30/27 #	2,071,000	1,929,201
		18,567,068
Telecommunications — 7.78%
Altice France 144A 5.50% 10/15/29 #	4,400,000	3,363,470
Altice France Holding 144A 6.00% 2/15/28 #	4,835,000	3,138,476
Connect Finco 144A 6.75% 10/1/26 #	4,545,000	4,279,799
6    NQ-137 [10/22] 12/22 (2638406)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Consolidated Communications
144A 5.00% 10/1/28 #	3,125,000	$ 2,425,938
144A 6.50% 10/1/28 #	3,060,000	2,510,118

Digicel International Finance 144A 8.75% 5/25/24 #	2,560,000	2,190,451
Frontier Communications Holdings
144A 5.00% 5/1/28 #	465,000	407,742
144A 5.875% 10/15/27 #	3,835,000	3,533,018
144A 6.75% 5/1/29 #	1,735,000	1,432,841
144A 8.75% 5/15/30 #	670,000	685,316

LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	1,939,000	1,810,483
Northwest Fiber 144A 4.75% 4/30/27 #	1,695,000	1,525,973
Sable International Finance 144A 5.75% 9/7/27 #	1,983,000	1,760,508
Sprint 7.625% 3/1/26	1,915,000	2,001,912
T-Mobile USA
3.375% 4/15/29	1,725,000	1,495,756
3.50% 4/15/31	1,279,000	1,077,176

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	3,190,000	2,583,836
		36,222,813
Transportation — 2.52%
American Airlines 144A 5.75% 4/20/29 #	1,257,044	1,146,154
Grupo Aeromexico 144A 8.50% 3/17/27 #	1,625,000	1,339,105
Laredo Petroleum 144A 7.75% 7/31/29 #	2,625,000	2,497,477
Seaspan 144A 5.50% 8/1/29 #	4,670,000	3,608,691
VistaJet Malta Finance 144A 6.375% 2/1/30 #	3,743,000	3,116,479
		11,707,906
Utilities — 2.62%
Calpine
144A 4.625% 2/1/29 #	645,000	543,451
144A 5.00% 2/1/31 #	3,380,000	2,863,733
144A 5.125% 3/15/28 #	1,695,000	1,506,514

PG&E 5.25% 7/1/30	1,625,000	1,441,521
Vistra
144A 7.00% 12/15/26 #, μ, ψ	4,135,000	3,667,165
144A 8.00% 10/15/26 #, μ, ψ	2,285,000	2,176,303
		12,198,687
Total Corporate Bonds (cost $471,008,426)		404,768,623

NQ-137 [10/22] 12/22 (2638406)    7

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)

Municipal Bonds — 0.56%
Commonwealth of Puerto Rico(Restructured - Capital Appreciation)
Series A 2.993% 7/1/24^	30,682	$ 27,920
Series A 4.364% 7/1/33^	118,666	60,487
Series A-1 4.00% 7/1/33	92,210	78,221
Series A-1 4.00% 7/1/35	66,970	54,889

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	2,759,620	2,383,621
Total Municipal Bonds (cost $2,887,916)		2,605,138

Loan Agreements — 7.97%
Applied Systems 2nd Lien 9.174% (LIBOR03M + 5.50%) 9/19/25 •	9,077,742	8,969,944
Clydesdale Acquisition Holdings Tranche B 7.656% (SOFR01M + 3.25%) 4/13/29 •	743,138	717,004
Covis Finco Tranche B 10.203% (SOFR03M + 5.50%) 2/18/27 •	1,925,625	1,299,797
Epicor Software 2nd Lien 11.504% (LIBOR01M + 7.75%) 7/31/28 •	2,235,800	2,202,263
Form Technologies Tranche B 7.48% (LIBOR03M + 4.75%) 7/22/25 •	3,939,005	3,358,002
Hexion Holdings 1st Lien 7.413% (SOFR03M + 4.50%) 3/15/29 •	738,150	632,041
Hexion Holdings 2nd Lien 11.005% (SOFR01M + 6.75%) 3/15/30 •	2,100,000	1,690,500
Jones DesLauriers Insurance Management 1st Lien 8.813% (CDOR03M + 4.25%) 3/27/28 •	4,763,932	3,310,921
Jones DesLauriers Insurance Management 2nd Lien 10.998% (CDOR03M + 7.50%) 3/26/29 •	2,230,000	1,497,743
Pre Paid Legal Services 2nd Lien 10.07% (LIBOR03M + 7.00%) 12/14/29 •	1,450,000	1,341,250
Sovos Compliance 1st Lien 8.254% (LIBOR01M + 4.50%) 8/11/28 •	874,048	848,555
SPX Flow 8.329% (SOFR01M + 4.50%) 4/5/29 •	2,908,000	2,762,600
Swf Holdings I 7.602% (LIBOR03M + 4.00%) 10/6/28 •	2,513,319	1,962,482
UKG 2nd Lien 8.998% (LIBOR03M + 5.25%) 5/3/27 •	3,624,000	3,355,219
Vantage Specialty Chemicals 1st Lien 7.534% (LIBOR03M + 3.50%) 10/28/24 •	1,728,247	1,656,056
Vantage Specialty Chemicals 2nd Lien 11.32% (LIBOR03M + 8.25%) 10/27/25 •	1,653,000	1,491,832
Total Loan Agreements (cost $39,869,718)		37,096,209
8    NQ-137 [10/22] 12/22 (2638406)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks — 0.01%
Leisure — 0.01%
Studio City International Holdings ADR †	29,694	$ 59,388
		59,388
Media — 0.00%
Century Communications =, †	4,310,000	0
		0
Total Common Stocks (cost $219,735)		59,388

Short-Term Investments — 2.80%
Money Market Mutual Funds — 2.80%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.87%)	3,262,206	3,262,206
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.87%)	3,262,206	3,262,206
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.14%)	3,262,206	3,262,206
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.88%)	3,262,206	3,262,206
Total Short-Term Investments (cost $13,048,824)		13,048,824
Total Value of Securities—98.47% (cost $527,701,926)		458,216,006

Receivables and Other Assets Net of Liabilities—1.53%		7,108,568
Net Assets Applicable to 142,423,351 Shares Outstanding—100.00%		$465,324,574
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of Rule 144A securities was $317,712,241, which represents 68.28% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
<<	Affiliated company.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
NQ-137 [10/22] 12/22 (2638406)    9

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
The following foreign currency exchange contract was outstanding at October 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
CITI	CAD	(7,000,000)	USD	5,433,285	11/18/22	$294,693
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR – Canadian Dollar Offered Rate
CDOR03M – 3 Month Canadian Dollar Offered Rate
CITI – Citigroup
DAC – Designated Activity Company
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
10    NQ-137 [10/22] 12/22 (2638406)

(Unaudited)
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
NQ-137 [10/22] 12/22 (2638406)    11